Other Provisions - Provision for Silicosis Settlement - Disclosure of the Impact of a Reasonable Change in Certain Key Assumptions (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Change in benefit take-up rate
Disclosure of other provisions [line items]
Decrease in assumption (as a percent)	10.00%	10.00%
Increase in assumption (as a percent)	10.00%	10.00%
Change in labour number
Disclosure of other provisions [line items]
Decrease in assumption (as a percent)	10.00%	10.00%
Increase in assumption (as a percent)	10.00%	10.00%
Change in disease risk
Disclosure of other provisions [line items]
Decrease in assumption (as a percent)	10.00%	10.00%
Increase in assumption (as a percent)	10.00%	10.00%
Change in disease progression rates
Disclosure of other provisions [line items]
Decrease in assumption (as a percent)	10.00%	10.00%
Increase in assumption (as a percent)	10.00%	10.00%
Change in benefit take-up rate
Disclosure of other provisions [line items]
Effect of an increase in the assumption	R 67	R 81
Effect of a decrease in the assumption	(67)	(81)
Change in silicosis prevalence
Disclosure of other provisions [line items]
Effect of an increase in the assumption	67	81
Effect of a decrease in the assumption	(67)	(81)
Change in disease progression rates
Disclosure of other provisions [line items]
Effect of an increase in the assumption	25	61
Effect of a decrease in the assumption	R (25)	R (61)